Prepayments and Other Assets, Net (Tables)	6 Months Ended
Jun. 30, 2026
Prepayments and Other Assets, Net [Abstract]
Schedule of Prepayments and Other Assets

Prepayments and other assets consisted of the following:

	As of
	December 31, 2025	June 30, 2026
	RMB	RMB	US$
Security deposit	2,515	2,291	338
Prepaid advertising and promotion expenses	9,091	8,821	1,300
Prepaid financial consulting expenses	13,986	13,570	2,000
Prepaid legal expenses	315	-	-
Technology transfer license fee	7,000	1,400	206
Others	26	886	130
Prepayments and other assets	32,933	26,968	3,974
Less: long-term prepayments	(7,014)	(1,935)	(285)
Less: allowance for credit losses	(252)	(225)	(33)
Prepayments and other current assets, net	25,667	24,808	3,656

Schedule of Analysis of Allowance for Credit Losses

An analysis of the allowance for credit losses was as follows:

	As of
	December 31, 2025	June 30, 2026
	RMB	RMB	US$
Balance at beginning of the year	(183)	(252)	(37)
Reversal (provision)	(69)	27	4
Balance at the end of the year	(252)	(225)	(33)